Minimum Rental Under Non-cancelable Operating Leases (Detail) (Noncancelable Lease Obligations, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Noncancelable Lease Obligations
Operating Leased Assets [Line Items]
Minimum rentals under operating leases - 2013	$ 6,584
Minimum rentals under operating leases - 2014	4,304
Minimum rentals under operating leases - 2015	3,498
Minimum rentals under operating leases - 2016	3,277
Minimum rentals under operating leases - 2017	2,831
Minimum rentals under operating leases - 2018 and thereafter	375
Minimum rentals under operating leases	$ 20,869